Carlyle Merger	12 Months Ended
Sep. 30, 2013
Carlyle Merger
Carlyle Merger

3.    Carlyle Merger

        On October 1, 2010, an affiliate of The Carlyle Group ("Carlyle") completed its Acquisition of NBTY for $55.00 per share of NBTY's common stock, or $3,570,191, plus the repayment of NBTY's historical debt of $427,367 (which includes accrued interest and a redemption premium on the notes) and net of cash acquired of $361,609 (which includes restricted cash collateral of $15,126) for a total net purchase price of $3,635,949. The purchase price was funded through the net proceeds from our $1,750,000 senior credit facilities, the issuance of $650,000 senior notes and a cash equity contribution from Holdings.

        In connection with the Acquisition, the following transactions occurred:

  •
  investment funds affiliated with Carlyle and certain co-investors capitalized Holdings with an aggregate equity contribution of $1,550,400;

  •
  Merger Sub, a subsidiary of Holdings formed solely for the purpose of completing the Acquisition, issued $650,000 aggregate principal amount of 9% senior notes due 2018 (the "Notes") and entered into senior credit facilities consisting of (1) senior secured term loan facilities of $1,750,000 and (2) a senior secured revolving credit facility with commitments of $250,000. (See Note 12 for information related to the subsequent refinancing of the senior credit facilities);

  •
  at the effective time of the Merger, each share of NBTY's common stock outstanding and each restricted stock unit outstanding immediately before the effective time of the Merger was cancelled and converted into the right to receive $55.00 per share in cash, without interest, less applicable withholding tax;

  •
  at the effective time of the Merger, each outstanding and unexercised option to purchase shares of NBTY's common stock, whether or not then vested, was cancelled and entitled the holder thereof to receive a cash amount equal to the excess of $55.00 over the per-share exercise price of such option, without interest, less applicable withholding tax;

  •
  NBTY's existing 7 1/8% senior subordinated notes due 2015 were satisfied and discharged and certain indebtedness of NBTY was repaid, including its existing credit facilities, its multi-currency term loan facility and mortgage; and

  •
  approximately $184,600 of fees and expenses were incurred related to the foregoing, which included capitalized financing costs of $115,431 (of which $1,524 in financing costs were paid in fiscal 2010).

        We refer to the Merger, the Acquisition, the equity contribution from Holdings, the borrowings under our senior credit facilities, the issuance of the 9% senior notes and the other transactions described above collectively as the "Transactions."

        The Acquisition was recorded using the acquisition method of accounting in accordance with the accounting guidance for business combinations and non-controlling interests. The purchase price has been allocated to assets acquired and liabilities assumed based on the estimated fair value of such assets and liabilities at the date of the Acquisition.